BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	$ 347,654		$ 345,642		$ 282,862
Manufacturing revenues	16,021		65,575		30,307
Running and voyage expenses	257,132		251,816		235,953
Manufacturing Costs	10,470	[1]	45,662	[1]	18,474	[1]
Depreciation and amortization	53,417	[1]	42,535	[1]	43,852	[1]
Segment operating (loss) profit	(13,339)		35,166		(25,119)
Segment assets	848,248		891,670		773,832
Total consolidated assets	897,061		980,011
Investments in and receivables from affiliates	3,906		4,436		4,282
Loss from investment in affiliates	(1,056)		(520)		(1,175)
Additions to long-lived assets	59,234		122,615		40,016
Impairment charge	10,511	[1]	0	[1]	16,000	[1]
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	85.00%		82.00%		76.00%
Percentage of vessels and equipment (in hundredths)	90.00%		82.00%
Argentina [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	21.00%		19.00%		28.00%
Brazil [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	29.00%		25.00%		29.00%
Uruguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	5.00%		6.00%		4.00%
Paraguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	25.00%		27.00%		12.00%
Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Revenues	363,675	[2]	411,217	[2]	313,169	[2]
Vessels and equipment, net	717,405		715,431
Major Customers [Abstract]
Major customer revenue amount	363,675	[2]	411,217	[2]	313,169	[2]
Reportable Geographical Components [Member] | South America [Member]
Segment Reporting Information [Line Items]
Revenues	308,632	[2]	338,115	[2]	238,572	[2]
Vessels and equipment, net	648,147		589,736
Major Customers [Abstract]
Major customer revenue amount	308,632	[2]	338,115	[2]	238,572	[2]
Reportable Geographical Components [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	43,574	[2]	13,934	[2]	28,320	[2]
Vessels and equipment, net	64,971		24,376
Major Customers [Abstract]
Major customer revenue amount	43,574	[2]	13,934	[2]	28,320	[2]
Reportable Geographical Components [Member] | Central America [Member]
Segment Reporting Information [Line Items]
Revenues	1,875	[2]	50,405	[2]	35,333	[2]
Major Customers [Abstract]
Major customer revenue amount	1,875	[2]	50,405	[2]	35,333	[2]
Reportable Geographical Components [Member] | North America [Member]
Segment Reporting Information [Line Items]
Revenues	2,630	[2]	1,553	[2]	7,438	[2]
Major Customers [Abstract]
Major customer revenue amount	2,630	[2]	1,553	[2]	7,438	[2]
Reportable Geographical Components [Member] | Asia [Member]
Segment Reporting Information [Line Items]
Revenues	6,964	[2]	7,210	[2]	3,506	[2]
Vessels and equipment, net	0	[3]	96,994	[3]
Major Customers [Abstract]
Major customer revenue amount	6,964	[2]	7,210	[2]	3,506	[2]
Reportable Geographical Components [Member] | Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net	4,287		4,325
River Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	44.00%		44.00%		42.00%
Revenues			64,400		49,600
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	159,089		181,223		132,972
Manufacturing revenues	16,021		65,575		30,307
Running and voyage expenses	141,748		146,146		130,179
Manufacturing Costs	10,470		45,662		18,474
Depreciation and amortization	28,918		23,977		21,996
Segment operating (loss) profit	(30,045)		10,616		(18,963)
Segment assets	493,926		446,539		387,484
Investments in and receivables from affiliates	3,720		4,216		4,032
Loss from investment in affiliates	(1,023)		(490)		(1,168)
Additions to long-lived assets	51,533		9,309		24,634
Major Customers [Abstract]
Number of major customer			1		1
Major customer revenue amount			64,400		49,600
Major customer percentage of revenue (in hundredths)			16.00%		16.00%
Other customer revenue amount			55,600
Other customer percentage of revenue (in hundredths)			14.00%
River Business [Member] | River Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1		1
Major Customers [Abstract]
Other customer revenue amount	40,800		48,300
Other customer percentage of revenue (in hundredths)	11.00%		12.00%
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	4.00%		16.00%		10.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	33.00%		23.00%		25.00%
Number of Vessels	14
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	119,581		93,154		76,661
Manufacturing revenues	0		0		0
Running and voyage expenses	59,197		45,497		43,405
Manufacturing Costs	0		0		0
Depreciation and amortization	17,118		11,676		10,938
Segment operating (loss) profit	28,979		29,055		17,615
Segment assets	323,056		363,575		263,315
Investments in and receivables from affiliates	0		0		0
Loss from investment in affiliates	0		0		0
Additions to long-lived assets	4,610		104,332		13,405
Offshore Supply Business [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Number of Vessels	11
Offshore Supply Business [Member] | China [Member]
Segment Reporting Information [Line Items]
Number of Vessels	3
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	19.00%		17.00%		23.00%
Number of Vessels	6
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Transportation revenues	68,984	[4]	71,265		73,229
Manufacturing revenues	0	[4]	0		0
Running and voyage expenses	56,187	[4]	60,173		62,369
Manufacturing Costs	0	[4]	0		0
Depreciation and amortization	7,381	[4]	6,882		10,918
Segment operating (loss) profit	(12,273)	[4]	(4,505)		(23,771)	[5]
Segment assets	31,266	[4]	81,556		123,033
Investments in and receivables from affiliates	186	[4]	220		250
Loss from investment in affiliates	(33)	[4]	(30)		(7)
Additions to long-lived assets	3,091	[4]	8,974		1,977
Ocean Business [Member] | Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	4
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	2
Ocean Business [Member] | Leased Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	34,982		72,625
Additions to long-lived assets					1,751
Ocean and offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Revenues	118,600		100,400		92,000
Major Customers [Abstract]
Number of major customer	1		1		1
Major customer revenue amount	118,600		100,400		92,000
Major customer percentage of revenue (in hundredths)	33.00%		24.00%		29.00%
Petroleo Brasileiro SA [Member]
Segment Reporting Information [Line Items]
Revenues					105,000
Major Customers [Abstract]
Major customer revenue amount					105,000
Major customer percentage of revenue (in hundredths)					29.00%
Reportable Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	848,248		891,670
Other Assets Segments [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Segment assets	$ 13,831		$ 15,716

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.
[2]	Classified by country of domicile of charterers/customers.
[3]	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.
[4]	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.
[5]	Includes an impairment charge for our product tanker M/V Amadeo of $16,000.